UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23712

Sweater Cashmere Fund
(Exact name of registrant as specified in charter)

2000 Central Ave

Boulder, CO 80301

(Address of principal executive offices) (Zip code)

Jesse Randall

2000 Central Ave

Boulder, CO 80301

(Name and address of agent for service)

Copy to:

Jonathan D. Van Duren

Greenberg Traurig, LLP

77 West Wacker Drive, Suite 3100

Chicago, Illinois 60601

Registrant's telephone number, including area code: (888) 577-7987

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sweater Cashmere Fund

By (Signature and Title):	/s/ Marcie McVeigh
Marcie McVeigh, Treasurer and Principal Financial Officer,
Sweater Cashmere Fund

Date:	July 11, 2023